FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets and liabilities

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account	1	$414,023,366
Liabilities:
Warrant liability – Public Warrants	1	$23,322,000
Warrant liability – Private Placement Warrants	3	$11,634,801
FPA Liability	2	$1,106,667

Schedule of changes in fair value of warrant liabilities

The following table presents the changes in the fair value of private and public warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of September 25, 2020 (inception)	$—	$—	$—
Initial measurement on January 15, 2021	10,297,467	20,286,000	30,583,467
Change in valuation inputs or other assumptions	1,337,334	3,036,000	4,373,334
Fair value as of June 30, 2021	$11,634,801	$23,322,000	$34,956,801

Schedule of changes in the fair value of the FPA liability

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 2 liability, measured on a recurring basis.

FPA Liability
Fair value, April 21, 2021	$966,667
Loss on change in fair value	140,000
Fair value, June 30, 2021	$1,106,667

Schedule of balck scholes option pricing model

The fair value of the Private Placement Warrants was estimated at January 15, 2021 to be $1.54 per share and at June 30, 2021 to be $1.74 per share using the modified Black-Scholes option pricing model and the following assumptions:

	January 15, 2021	June 30, 2021
Expected Volatility	25.0%	24.0%
Risk-free interest rate	0.58%	.05%
Expected term (years)	5.00	5.00
Fair value per share of common stock	$9.51	$9.95